Subsequent events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent events	Subsequent eventsAfter the date of the balance sheet through the date of issuance of these unaudited condensed consolidated financial statements, 151,944 Class A shares were issued as a result of options exercised and RSUs released. Additionally, Mr. Schrömgens converted 25,628,205 Class B shares into Class A shares with the resulting share premium recognized within reserves. Following the conversions, our Founders held Class B shares of trivago N.V. with an ownership interest and voting interest of 15.1% and 19.8%, respectively.